Organization and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of revenues
	Three Months EndedMarch 31,
	2021	2020
Recruiters on Demand	$957,479	$184,975
Consulting and staffing services	2,072,446	1,913,394
Permanent placement fees	39,966	137,627
Marketplace Solutions	40,981	40,193
Career services	53,673	36,934
Total revenue	$3,164,545	$2,313,123

	Years Ended December 31,
	2020	2019
Consulting and staffing services	$6,684,053	$4,792,607
Permanent placement fees	517,704	274,030
Recruiters on Demand	966,104	486,388
Career services	190,225	138,384
Marketing and publishing	144,806	306,578
Total revenue	$8,502,892	$5,997,987

Schedule of fair values of financial assets and liabilities
	Fair Value at March 31,	Fair Value Measurement Using
	2021	Level 1	Level 2	Level 3

Available for sale marketable securities (Note 3)	$1,647	$1,647	$—	$—
Warrant derivative liability (Note 9)	$16,496,364	$—	$—	$16,496,364

	Fair Value at December 31,	Fair Value Measurement Using
	2020	Level 1	Level 2	Level 3

Available for sale marketable securities (Note 3)	$1,424	$1,424	$-	$-
Warrant derivative liability (Note 11)	$11,537,997	$-	$-	$11,537,997
	Fair Value at December 31,	Fair Value Measurement Using
	2019	Level 1	Level 2	Level 3

Available for sale marketable securities (Note 3)	$44,766	$44,766	$-	$-
Derivative liability (Note 11)	$612,042	$-	$-	$612,042

Schedule of derivative liability measured at fair value on a recurring basis
	Three Months EndedMarch 31,
	2021	2020
Balance at January 1	$11,537,997	$612,042
Additions to derivative instruments	5,960,058	—
Reclassifications to equity upon extinguishment	(373,070)	—
(Gain) loss on change in fair value of derivative liability	(628,621)	565,088
Balance at March 31	$16,496,364	$1,177,130

	Years Ended December 31,
	2020	2019
Balance at January 1	$612,042	$-
Additions to derivative instruments	5,625,519	1,750,646
Anti-dilution adjustments to derivative instruments	2,642,175	-
(Gain) loss on change in fair value of derivative liability	2,658,261	(1,138,604)
Balance, December 31	$11,537,997	$612,042

Schedule of earnings (loss) per share
	March 31,	March 31,
	2021	2020
Options	875,303	349,368
Stock awards	221,600	161,000
Warrants	2,318,737	188,376
Convertible notes	1,440,202	-
Convertible preferred stock	6,116,395	6,775,605
	10,972,238	7,474,349

	December 31,	December 31,
	2020	2019
Options	676,304	349,368
Stock awards	221,600	342,837
Warrants	1,461,377	188,376
Convertible notes	730,077	—
Convertible preferred stock	6,620,110	6,646,500
	9,709,468	7,527,081